Debt - Schedule of Aggregate Remaining Contractual Principal Payments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023	$ 19
2024	25	$ 31
2025	325	83
2026	25	325
2027	25	25
2027		25
Thereafter	2,395	2,331
Total payments	$ 2,814	$ 2,820